Document and Entity Information Document	Feb. 21, 2024
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	77086
Entity Address, City or Town	Houston,
Entity Address, Address Line One	5875 North Sam Houston Parkway West, Suite 400
Entity Address, State or Province	TX
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000073756
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
Entity Address, Postal Zip Code	77086
Entity Address, State or Province	TX
Entity Address, City or Town	Houston,
Entity Address, Address Line One	5875 North Sam Houston Parkway West, Suite 400
City Area Code	713
Local Phone Number	329-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.25 per share
Trading Symbol	OII
Entity Emerging Growth Company	false
Entity Information [Line Items]
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Entity Central Index Key	0000073756
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Security Exchange Name	NYSE